Summary of Right-of-Use-Assets (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	$ 51,440	$ 55,168
Additions	7,072	3,543
Acquired	6,990
Derecognition		(480)
Depreciation	(7,265)	(6,575)
Lease reclassification	(183)
Effect of foreign currency exchange differences	1,978	(216)
Ending Balance	60,032	51,440
Real Estate [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	40,463	43,689
Additions	1,662	514
Acquired	6,990
Depreciation	(3,730)	(3,566)
Lease reclassification	(372)
Effect of foreign currency exchange differences	1,483	(174)
Ending Balance	46,496	40,463
Vehicles and Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning Balance	10,977	11,479
Additions	5,410	3,029
Derecognition		(480)
Depreciation	(3,535)	(3,009)
Lease reclassification	189
Effect of foreign currency exchange differences	495	(42)
Ending Balance	$ 13,536	$ 10,977